INTEREST EXPENSE	12 Months Ended
Dec. 31, 2018
Disclosure of interest expenses [Abstract]
Disclosure of interest expense [text block]
33	INTEREST EXPENSE

	2018	2017	2016
	US$’000	US$’000	US$’000

Interest on bank loans	6,139	5,300	3,834
Interest on loans from related parties (Note 5)	-	629	312
Amortisation of upfront fees on bank loans	220	-	-
Guarantee fees to related parties (Note 5)	54	451	514
Other finance cost	104	168	239
	6,517	6,548	4,899